Discontinued Operations (Details Textual) (USD $)	3 Months Ended
Mar. 31, 2013
Proceeds from sale and disposal of equipment	$ 534,000
Payments to Acquire Machinery and Equipment	233,000
Payments for Commissions	10,000
Gain (Loss) on Disposition of Property	$ 291,000